Investing activities with partial cash payments (Tables)	12 Months Ended
Dec. 31, 2025
Investing Activities With Partial Cash Payments
Schedule of investing activities with partial cash payments

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Purchase of property, plant and equipment (Note 10)	$188,605	$44,224	$154,594
Add: Opening balance of payable on equipment	11,657	12,140	278,011
Less: Ending balance of payable on equipment	(12,282)	(11,657)	(12,140)
Less: Opening balance of prepaid on property, plant and equipment	(390,363)	(411,178)	(626,179)
Add: Ending balance of prepaid on property, plant and equipment (Note 12)	408,032	390,363	411,178
Effect of foreign exchange rate changes	-	1,333	-
Effect from disposal of investments	-	-	(111,954)
Cash paid during the year	$205,649	$25,225	$93,510